Stock Option Plans and Warrants to Purchase Common Stock (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance, weighted average options/warrants exercise price
Ending Balance, weighted average options/warrants exercise price	$ 11.90
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance	248,828	205,151
Granted	60,534	63,750
Exercised	(3,312)	(3,667)
Forfeited	(29,189)	(16,406)
Ending Balance	276,861	248,828
Beginning Balance, weighted average options/warrants exercise price	$ 24.00	$ 26.30
Granted, weighted average options/warrants exercise price	11.90	17.90
Exercised, weighted average options/warrants exercise price	5.80	7.70
Forfeited, weighted average options exercise price	31.30	31.30
Ending Balance, weighted average options/warrants exercise price	$ 21.30	$ 24.00